INVESTMENT IN JOINT VENTURES	3 Months Ended
Mar. 31, 2022
Interests in other entities [Abstract]
Investments in joint Ventures	INVESTMENTS IN JOINT VENTURES
The following table presents the change in investment in joint ventures:

	December 31, 2021	March 31, 2022
Balance, beginning of period	$36	$38
Share of profits for the period	4	1
Dividends declared during the period	(2)	(1)
Balance, end of period	$38	$38

There have been no changes to the Company's ownership in investments in joint ventures from the previously audited annual consolidated financial statements included in the Company's Annual Report on Form 20-F for the year ended December 31, 2021.